Annual Fund Operating Expenses - Class A Y and R6 - Invesco Conservative Income Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.45%
Fee Waiver and/or Expense Reimbursement	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.40%
Class Y
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.35%
Fee Waiver and/or Expense Reimbursement	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Class R6
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	0.06%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%

[1]	With respect to Class A and Class Y, "Other Expenses” have been restated to reflect current fees. With respect to Class R6, “Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class Y and Class R6 shares to 0.40%, 0.30% and 0.30%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.